UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
 (Exact name of registrant as specified in charter)

235 Montgomery Street, Suite 1049
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Jason Browne
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

 (Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Aggressive Funds: 19.7%
203,415	AMG Yacktman Focused Fund - Institutional Class	$4,290,030
91,000	iShares MSCI EAFE Small-Cap ETF	4,391,660
67,500	iShares S&P Small-Cap 600 Value ETF	7,886,025
53,204	Janus Enterprise Fund - Class I	4,858,063
45,810	Oppenheimer Global Opportunities Fund - Class Y	2,059,180
72,784	Oppenheimer International Small Co. Fund - Class Y	2,639,160
326,000	PowerShares High Yield Equity Dividend Achievers Portfolio	5,069,300
160,100	PowerShares S&P 500 Quality Portfolio	3,975,283
175,000	SPDR S&P International Small-Cap ETF	5,086,200
69,000	WisdomTree SmallCap Dividend Fund	4,944,540
	Total Aggressive Funds	45,199,441
	Core Funds: 71.0%
1,677,739	American Century Equity Income Fund - Institutional Class	14,915,100
1,186,775	Artisan Value Fund - Investor Class ^	14,692,275
112,033	Clipper Fund	11,849,684
1,936,016	Federated Strategic Value Dividend Fund - IS Class	12,390,503
223,700	iShares Edge MSCI USA Quality Factor ETF	14,764,200
171,000	iShares Edge MSCI USA Momentum Factor ETF	13,064,400
41,500	iShares S&P Mid-Cap 400 Value ETF	5,314,075
199,100	iShares Select Dividend ETF	16,979,248
370,859	Jensen Quality Growth Fund - Class I	14,530,261
90,872	Mairs & Power Growth Fund	10,464,855
399,300	PowerShares S&P 500 Low Volatility Portfolio	17,086,047
198,900	SPDR S&P Dividend ETF	16,691,688
	Total Core Funds	162,742,336
	Sector Funds: 9.2%
92,600	Consumer Staples Select Sector SPDR Fund	5,106,890
24,000	iShares US Utilities ETF	3,150,480
110,500	Utilities Select Sector SPDR Fund	5,797,935
73,900	VanEck Vectors Gold Miners ETF	2,047,030
17,000	Vanguard Consumer Staples ETF	2,400,570
26,900	Vanguard Telecommunication Services ETF	2,646,960
	Total Sector Funds	21,149,865
	Total Investment Companies
	(Cost $214,891,239)	229,091,642

	Short-Term Investments: 0.1%
358,965	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.240% #	358,965
	Total Short-Term Investments
	(Cost $358,965)	358,965

	Total Investments: 100.1%
	(Cost $215,250,204)	229,450,607
	Liabilities in Excess of Other Assets: (0.1)%	(258,823)
	Net Assets: 100.0%	$229,191,784

# Annualized seven-day yield as of June 30, 2016.
^ A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $6,956,013 (representing 3.0% of net assets). See note 2 of the financial statements.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$215,250,204
Gross unrealized appreciation	14,636,507
Gross unrealized depreciation	(436,104)
Net unrealized appreciation	$14,200,403

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (UNAUDITED)

Shares		Value
	Investment Companies: 99.8%
	Aggressive Funds: 64.0%
71,030	AMG Yacktman Focused Fund - Institutional Class	$1,498,021
33,850	iShares MSCI EAFE Small-Cap ETF	1,633,601
30,300	iShares S&P Small-Cap 600 Value ETF	3,539,949
45,046	Janus Enterprise Fund - Class I	4,113,132
88,333	Oppenheimer Global Opportunities Fund - Class Y	3,970,581
76,167	Oppenheimer International Small-Mid Co. Fund - Class Y	2,761,808
257,300	PowerShares High Yield Equity Dividend Achievers Portfolio	4,001,015
149,500	PowerShares S&P 500 Quality Portfolio	3,712,085
87,000	SPDR S&P International Small Cap ETF	2,528,568
31,300	Vanguard Small-Cap Value ETF	3,297,768
53,000	WisdomTree SmallCap Dividend Fund	3,797,980
	Total Aggressive Funds	34,854,508
	Sector Funds: 35.8%
53,800	Consumer Staples Select Sector SPDR Fund	2,967,070
32,000	iShares North American Tech-Software ETF	3,365,440
27,800	iShares US Utilities ETF	3,649,306
64,400	Utilities Select Sector SPDR Fund	3,379,068
112,200	VanEck Vectors Gold Miners ETF	3,107,940
31,100	Vanguard Telecommunication Services ETF	3,060,240
	Total Sector Funds	19,529,064
	Total Investment Companies
	(Cost $50,729,800)	54,383,572

	Total Investments: 99.8%
	(Cost $50,729,800)	54,383,572
	Other Assets in Excess of Liabilities: 0.2%	87,112
	Net Assets: 100.0%	$54,470,684

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

	Cost of investments	$50,729,800
	Gross unrealized appreciation	3,820,841
	Gross unrealized depreciation	(167,069)
	Net unrealized appreciation	$3,653,772

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (UNAUDITED)

Shares		Value
	Investment Companies: 99.1%
	Core Funds: 60.5%
451,313	American Century Equity Income Fund - Institutional Class	$4,012,176
211,490	Artisan Value Fund - Investor Fund	2,618,251
27,248	Clipper Fund	2,882,023
506,069	Federated Strategic Value Dividend Fund - Class IS	3,238,838
43,150	iShares Edge MSCI USA Momentum Factor ETF	3,296,660
39,000	iShares Edge MSCI USA Quality Factor ETF	2,574,000
8,900	iShares S&P Mid-Cap 400 Value ETF	1,139,645
47,700	iShares Select Dividend ETF	4,067,856
23,797	Lazard Global Listed Infrastructure Portfolio - Institutional Class	327,207
11,267	Mairs & Power Growth Fund	1,297,470
97,989	PowerShares S&P 500 Low Volatility Portfolio	4,192,949
48,700	SPDR S&P Dividend ETF	4,086,904
	Total Core Funds	33,733,979
	Total Return Funds: 13.6%
151,978	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	2,079,062
150,856	Fidelity Real Estate Income Fund	1,805,746
96,100	PowerShares Preferred Portfolio	1,464,564
35,391	Vanguard Wellesley Income Fund - Admiral Class	2,231,406
	Total Total Return Funds	7,580,778
	Bond Funds: 25.0%
175,787	Columbia Funds Series Trust I - Columbia Strategic Income Fund - Class R5	1,010,777
258,918	Eaton Vance Floating-Rate Fund - Class I	2,239,643
260,946	Janus High-Yield Fund - Class I	2,131,928
213,796	PIMCO Foreign Bond Fund - Institutional Class	2,232,030
115,825	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	1,210,374
14,500	Vanguard Total International Bond ETF	807,650
34,874	Vanguard Total International Bond Index Fund - Institutional Class	1,162,725
249,292	Western Asset Core Bond Fund - Institutional Class	3,161,020
	Total Bond Funds	13,956,147
	Total Investment Companies
	(Cost $52,710,666)	55,270,904
	Total Investments: 99.1%
	(Cost $52,710,666)	55,270,904
	Other Assets in Excess of Liabilities: 0.9%	467,886
	Net Assets: 100.0%	$55,738,790

	Cost of investments	$52,710,666
	Gross unrealized appreciation	2,698,270
	Gross unrealized depreciation	(138,032)
	Net unrealized appreciation	$2,560,238

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (UNAUDITED)

Shares		Value
	Investment Companies: 99.8%
	Intermediate Term Bond Funds: 20.6%
34,600	iShares Core U.S. Aggregate Bond ETF	$3,894,922
159,966	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	1,671,641
1,041,779	Western Asset Core Bond Fund - Institutional Class	13,209,763
	Total Intermediate Term Bond Funds	18,776,326
	Short Term Bond Funds: 1.5%
16,100	iShares 1-3 Year Treasury Bond ETF	1,373,652
	Total Short Term Bond Funds	1,373,652
	Strategic Bond Funds: 8.5%
1,341,157	Columbia Funds Series Trust I - Columbia Strategic Income Fund - Class R5	7,711,655
	Total Strategic Bond Funds	7,711,655
	Floating Rate Bond Funds: 9.9%
1,049,760	Eaton Vance Floating-Rate Fund - Class I	9,080,423
	Floating Rate Bond Funds	9,080,423
	High Yield Bond Funds: 10.3%
1,152,230	Janus High-Yield Fund - Class I	9,413,715
	High Yield Bond Funds	9,413,715
	World Bond Funds: 19.0%
698,248	PIMCO Foreign Bond Fund - Institutional Class	7,289,705
53,000	Vanguard Total International Bond ETF	2,952,100
213,856	Vanguard Total International Bond Index Fund - Institutional Class	7,129,969
	Total World Bond Funds	17,371,774
	Total Return Funds: 30.0%
493,043	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	6,744,833
560,775	Fidelity Real Estate Income Fund	6,712,482
301,700	PowerShares Preferred Portfolio	4,597,908
147,587	Vanguard Wellesley Income Fund - Admiral Class	9,305,336
	Total Total Return Funds	27,360,559
	Total Investment Companies
	(Cost $88,658,585)	91,088,104
	Total Investments: 99.8%
	(Cost $88,658,585)	91,088,104
	Other Assets in Excess of Liabilities: 0.2%	159,173
	Net Assets: 100.0%	$91,247,277

	Cost of investments	$88,658,585
	Gross unrealized appreciation	2,474,096
	Gross unrealized depreciation	(44,577)
	Net unrealized appreciation	$2,429,519

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (UNAUDITED)

Shares		Value
	Investment Companies: 100.1%
	Aggressive Funds: 18.2%
36,500	iShares MSCI EAFE Small-Cap ETF	$1,761,490
16,800	iShares S&P Small-Cap 600 Value ETF	1,962,744
13,013	Oppenheimer International Small Co. Fund - Class Y	471,869
65,000	SPDR S&P International Small Cap ETF	1,889,160
11,000	WisdomTree Small-Cap Dividend Fund	788,260
	Total Aggressive Funds	6,873,523
	Core Funds: 75.4%
117,847	American Century Equity Income Fund - Institutional Class	1,047,659
81,967	Artisan Value Fund - Investor Class	1,014,754
35,140	Clipper Fund	3,716,724
49,900	iShares Edge MSCI USA Momentum Factor ETF	3,812,360
62,500	iShares Edge MSCI USA Quality Factor ETF	4,125,000
35,300	iShares S&P Mid-Cap 400 Value ETF	4,520,165
46,100	iShares Select Dividend ETF	3,931,408
71,453	Lazard Global Listed Infrastructure Portfolio - Institutional Class	982,482
8,887	Mairs & Power Growth Fund	1,023,420
99,900	PowerShares S&P 500 Low Volatility Portfolio	4,274,721
	Total Core Funds	28,448,693
	Sector Funds: 6.5%
13,900	Consumer Staples Select Sector SPDR Fund	766,585
3,500	iShares North American Tech-Software ETF	368,095
15,900	Utilities Select Sector SPDR Fund	834,273
16,500	VanEck Vectors Gold Miners ETF	457,050
	Total Sector Funds	2,426,003
	Total Investment Companies
	(Cost $35,846,817)	37,748,219
	Total Investments: 100.1%
	(Cost $35,846,817)	37,748,219
	Liabilities in Excess of Other Assets: (0.1)%	(23,836)
	Net Assets: 100.0%	$37,724,383

	Cost of investments	$35,846,817
	Gross unrealized appreciation	2,081,478
	Gross unrealized depreciation	(180,076)
	Net unrealized appreciation	$1,901,402

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.
The accompanying notes are an integral part of these financial statements.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF OPTIONS WRITTEN AT JUNE 30, 2016 (UNAUDITED)

Contracts		Value
	VanEck Vectors Gold Miners ETF Call Option
100	Exercise Price $26.00,	$20,250
	Expiration Date: July 2016

	Total Options Written
	(Premiums Received $10,024)	$20,250

FUNDX FLEXIBLE TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2016 (UNAUDITED)

Shares		Value
	Investment Companies: 100.0%
	Total Return Funds: 29.6%
49,428	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	$676,179
25,800	PowerShares Preferred Portfolio	393,192
64,924	Principal Preferred Securities Fund - Institutional Class	655,727
29,940	Vanguard Wellesley Income Fund - Admiral Class	1,887,686
	Total Total Return Funds	3,612,784
	Bond Funds: 70.4%
141,834	Columbia Strategic Income Fund - Class R5	815,546
93,277	Eaton Vance Floating-Rate Advantaged Fund - Class I	970,085
22	Fidelity Capital and Income Fund	205
2,000	iShares Core U.S. Aggregate Bond ETF	225,140
228,879	Janus High-Yield Fund - Class I	1,869,945
95,660	PIMCO Diversified Income Fund - Institutional Class	1,008,259
71,036	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	742,330
22,600	Vanguard Total International Bond ETF	1,258,820
134,151	Western Asset Core Bond Fund - Institutional Class	1,701,035
	Total Bond Funds	8,591,365
	Total Investment Companies
	(Cost $11,981,197)	12,204,149
	Total Investments: 100.0%
	(Cost $11,981,197)	12,204,149
	Other Assets in Excess of Liabilities: 0.0%	3,550
	Net Assets: 100.0%	$12,207,699

	Cost of investments	$11,981,197
	Gross unrealized appreciation	234,998
	Gross unrealized depreciation	(12,046)
	Net unrealized appreciation	$222,952

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.
The accompanying notes are an integral part of these financial statements.
^Effective 1/30/2015, the Fund changed its name from FundX Tactical Total Return Fund to FundX
Flexible Total Return Fund.

Summary of Fair Value Disclosure
June 30, 2016 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2016:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$229,091,642	$-	$-	$229,091,642
Short-Term Investments	358,965	-	-	358,965
Total Investments in Securities	$229,450,607	$-	$-	$229,450,607

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$54,383,572	$-	$-	$54,383,572
Total Investments in Securities	$54,383,572	$-	$-	$54,383,572

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$55,270,904	$-	$-	$55,270,904
Total Investments in Securities	$55,270,904	$-	$-	$55,270,904

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$91,088,104	$-	$-	$91,088,104
Total Investments in Securities	$91,088,104	$-	$-	$91,088,104

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$37,748,219	$-	$-	$37,748,219
Total Investments in Securities	$37,748,219	$-	$-	$37,748,219
Other Financial Instruments*
Written Options	$-	$(20,250)	$-	$(20,250)

FundX Flexible Total Return Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$12,204,149	$-	$-	$12,204,149
Total Investments in Securities	$12,204,149	$-	$-	$12,204,149

None of the Funds had transfer into or out of Levels 1 and 2 during the period ended June 30, 2016.
The Funds recognize transfers at the end of each reporting period.
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment trust

By           /s/ Jason Browne
Jason Browne, President
(Principal Executive Officer)

Date        8/3/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Jason Browne
Jason Browne, President
(Principal Executive Officer)

Date        8/3/2016

By           /s/ Sean McKeon
Sean McKeon, Treasurer
(Principal Financial Officer)

Date        8/3/2016